Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	1,325.49
Total Transaction Valuation	8,657,649	[1]
Total Offset Amount	0
Net Fee	$ 1,325.49

[1]	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest.